CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY - USD ($) $ in Thousands	Preferred Stock Series C	Preferred Stock Series C1	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2015	$ 2,052	$ 0	$ 236	$ 114,845	$ (132)	$ (122,563)	$ (5,562)
Beginning Balance, Shares at Dec. 31, 2015	6	0	3
Preferred dividends						(191)	(191)
Issuance of common stock and warrants				54			54
Conversion of Series C preferred stock to common stock, Amount	$ (750)		$ 456	1,128		(834)	0
Conversion of Series C preferred stock to common stock, Shares	(2)		531
Conversion of debt into common stock, Amount			$ 20	238			258
Conversion of debt into common stock, Shares			53
Issuance of common stock due to Series B, Tranche B warrants exchanged for shares and rights to shares, Amount			$ 12	(12)			0
Issuance of common stock due to Series B, Tranche B warrants exchanged for shares and rights to shares, Shares			19
Series C preferred stock exchanged for Series C1 preferred stock, Amount	$ (751)	$ 701	$ 18	(18)			0
Series C preferred stock exchanged for Series C1 preferred stock, Shares	(2)	4	23
Issuance of common stock for cash, Amount				50			50
Issuance of common stock for cash, Shares			40
Stock-based compensation				95			95
Net Loss						(3,970)	(3,970)
Ending Balance, Amount at Dec. 31, 2016	$ 601	$ 701	$ 742	116,380	(132)	(127,558)	(9,266)
Ending Balance, Shares at Dec. 31, 2016	2	4	669
Preferred dividends						(2)	(2)
Conversion of Series C preferred stock to common stock, Amount	$ (246)		$ 17	506		(277)	0
Conversion of Series C preferred stock to common stock, Shares	(1)		17,272
Conversion of debt into common stock, Amount			$ 32	436			468
Conversion of debt into common stock, Shares			31,572
Issuance of common stock for note agreement, Amount				35			35
Issuance of common stock for note agreement, Shares			50
Stock-based compensation				59			59
Net Loss						(10,696)	(10,696)
Ending Balance, Amount at Dec. 31, 2017	$ 355	$ 701	$ 791	$ 117,416	$ (132)	$ (138,553)	$ (19,402)
Ending Balance, Shares at Dec. 31, 2017	1	4	49,563